Contract Liabilities (Tables)	12 Months Ended
Nov. 30, 2023
Contract Liabilities [Abstract]
Schedule of Contract Liabilities	As of November 30, 2023 and 2022, the contract liabilities were comprised of the following:
	As of November 30,
	2022	2023	2023
	HK$	HK$	US$
Advance from customers	1,166,837	1,519,584	194,581
Total	1,166,837	1,519,584	194,581

Schedule of Increase Decrease in Contract Liabilities
	As of November 30,
	2022	2023	2023
	HK$	HK$	US$
Balance at beginning of the year ended	288,364	1,166,837	149,412
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(288,364)	(1,166,837)	(149,412)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	1,166,837	1,519,584	194,581
Total	1,166,837	1,519,584	194,581